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Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098
Telephone  (215) 564-8000
Fax  (215) 564-8120

October 31, 2016

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subject:     Quaker Investment Trust (the “Registrant”)
File Nos. 033-38074/811-06260

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 70 (the “Amendment”) to the Registrant’s Registration Statement on Form
 N-1A (the “Registration Statement”).  The Registrant is filing this Amendment for the purpose of updating certain financial and performance information contained in the Registrant’s Registration Statement and to make certain non-material changes to other information contained in the Registrant’s prospectus and statement of additional information. The Amendment only relates to the following series of the Registrant:  Quaker Event Arbitrage Fund, Quaker Strategic Growth Fund, Quaker Global Tactical Allocation Fund, Quaker Mid Cap Value Fund, and Quaker Small Cap Value.

This filing, in our judgment as counsel to the Registrant, does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Sincerely,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:     Justin Brundage
          Timothy Richards, Esq.
          Quaker Funds, Inc.